Derivative Financial Instruments (Details) (Non-Hedging Derivative Instruments, USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
FSC
Derivative financial instruments
Net gain (loss) due to changes in the fair value of the derivative instruments	$ 200,000	$ 2,800,000	$ 1,800,000	$ 11,400,000
PrimeLending
Derivative financial instruments
Net gain (loss) due to changes in the fair value of the derivative instruments	(5,900,000)	(1,600,000)	1,900,000	8,200,000
Commitments to purchase MBSs
Derivative financial instruments
Notional Amount	165,128,000	258,015,000		236,305,000
Estimated Fair Value	466,000	1,768,000		(109,000)
Commitments to sell MBSs
Derivative financial instruments
Notional Amount	1,586,930,000	1,686,208,000		1,645,332,000
Estimated Fair Value	(1,025,000)	2,353,000		11,383,000
Interest rate lock commitments
Derivative financial instruments
Notional Amount	968,083,000	797,934,000		602,467,000
Estimated Fair Value	15,150,000	19,244,000		12,151,000
Interest rate swaps | Cash Flow Hedges
Derivative financial instruments
Notional Amount	1,969,000
Estimated Fair Value	25,000
Fee Award Option
Derivative financial instruments
Notional Amount	20,432,000	20,432,000		20,432,000
Estimated Fair Value	$ (4,490,000)	$ (5,950,000)		$ (5,600,000)